Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets — Current

Other assets — current consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Prepayments	6,234	240,257	186,840
Short-term deposits	17,795	11,012	8,564
Interest receivable from a third party	28,462	128,588	99,998
Other assets – current	52,491	379,857	295,402

Schedule of Other Assets — Non-Current

Other assets — non-current consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Advance to suppliers	9,497	3,471	2,699
Long-term deposits	62,857	66,491	51,708
Other assets – non-current	72,354	69,962	54,407